ADVANCE TO SUPPLIERS, NET	12 Months Ended
Sep. 30, 2024
Advance To Suppliers Net
ADVANCE TO SUPPLIERS, NET

NOTE 6 – ADVANCE TO SUPPLIERS, NET

Advance to suppliers, net consisted of the following:

	As of September 30,
	2024	2023
	US$	US$
Advance for products and services from third parties	$7,565,683	$6,237,311
Less: allowance for expected credit losses	(1,669,088)	(599,482)
Advance to suppliers, net	$5,896,595	$5,637,829

The movement of allowance for credit losses for the years ended September 30, 2024, 2023 and 2022 was as follows:

	2024	2023	2022
	US$	US$	US$
Balance at beginning of the year	$599,482	$562,848	$369,021
Current year addition	1,054,857	42,905	225,762
Foreign exchange difference	14,749	(6,271)	(31,935)
Balance at end of the year	$1,669,088	$599,482	$562,848